Debt, Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Summary of Changes in Financial Position
Changes in financial position during the period were as follows:

(€ million)	June 30, 2020	December 31, 2019
Long-term debt	20,404	20,131
Short-term debt and current portion of long-term debt	3,329	4,554
Interest rate and currency derivatives used to manage debt	(173)	(117)
Total debt	23,560	24,568
Cash and cash equivalents	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt (a)	7,680	15,107
(a)Net debt does not include lease liabilities, which amounted to €1,195 million as of June 30, 2020 and €1,248 million as of December 31, 2019.

Summary of Reconciliation of Carrying Amount to Value on Redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2020 is shown below:

(€ million)				Value on redemption
	Carrying amount at June 30, 2020	Amortized cost	Adjustment to debt measured at fair value	June 30, 2020	December 31, 2019
Long-term debt	20,404	77	(53)	20,428	20,180
Short-term debt and current portion of long-term debt	3,329	2	(2)	3,329	4,553
Interest rate and currency derivatives used to manage debt	(173)	—	29	(144)	(86)
Total debt	23,560	79	(26)	23,613	24,647
Cash and cash equivalents	(15,969)	—	—	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	—	—	89	(34)
Net debt (a)	7,680	79	(26)	7,733	15,186
(a)Net debt does not include lease liabilities, which amounted to €1,195 million as of June 30, 2020 and €1,248 million as of December 31, 2019.

Summary of Debt by Type Valuation of Redemption
The table below shows an analysis of net debt by type, at value on redemption:

(€ million)	June 30, 2020			December 31, 2019
	non-current	current	Total	non-current	current	Total
Bond issues	20,340	1,890	22,230	20,128	4,079	24,207
Other bank borrowings	75	1,131	1,206	40	156	196
Other borrowings	13	1	14	13	12	25
Bank credit balances	—	307	307	—	305	305
Interest rate and currency derivatives used to manage debt	—	(144)	(144)	—	(86)	(86)
Total debt	20,428	3,185	23,613	20,181	4,466	24,647
Cash and cash equivalents	—	(15,969)	(15,969)	—	(9,427)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	89	89	(6)	(28)	(34)
Net debt	20,428	(12,695)	7,733	20,175	(4,989)	15,186

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	June 30, 2020	December 31, 2019
Market value	9,126	16,370
Value on redemption	7,733	15,186